UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Commission File Number of the issuing entity: 333-225949-08
Central Index Key Number of the issuing entity: 0001843634
Ford Credit Auto Owner Trust 2021-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-225949
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Owner Trust 2021-A
(Issuing Entity)

Date: March 17, 2023	By: Ford Motor Credit Company LLC
(Servicer)

By: /s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer